Segment, Customer Concentration and Geographical Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment, Customer Concentration and Geographical Information

8. Segment, Customer Concentration and Geographical Information

Segment Information

Public companies are required to report financial and descriptive information about their reportable operating segments as required by FASB ASC Topic No. 280, Segment Reporting. The Company has two primary business units based on how management internally evaluates separate financial information, business activities and management responsibility. Wireless includes our NetWise®, CommSuite®, SafePath™, and QuickLink® family of products.  Graphics includes our consumer-based products: Poser®, Moho™ (formerly Anime Studio®), Clip Studio® (formerly Manga Studio®), MotionArtist® and StuffIt®.

The Company does not separately allocate operating expenses to these business units, nor does it allocate specific assets. Therefore, business unit information reported includes only revenues.

The following table shows the revenues generated by each business unit (in thousands):

	Year Ended December 31,
	2016	2015	2014
Wireless	$23,086	$33,553	$31,276
Graphics	5,149	5,954	5,703
Total revenues	28,235	39,507	36,979
Cost of revenues	7,564	8,152	9,317
Gross profit	$20,671	$31,355	$27,662

Customer Concentration Information

A summary of the Company’s customers that represent 10% or more of the Company’s revenues is as follows:

	Year Ended December 31,
	2016	2015	2014
Wireless:
Sprint (& affiliates)	62.6%	65.4%	68.0%
Graphics:
FastSpring	13.5%	11.3%	11.2%

The customers listed above comprised 80%, 83% and 87% of our accounts receivable as of December 31, 2016, 2015, and 2014, respectively.  Our major customers could reduce their orders of our products in favor of a competitor's product or for any other reason. The loss of any of our major customers or decisions by a significant customer to substantially reduce purchases could have a material adverse effect on our business.

Geographical Information

During the years ended December 31, 2016, 2015, and 2014, the Company operated in three geographic locations: the Americas, EMEA (Europe, the Middle East, and Africa), and Asia Pacific. Revenues attributed to the geographic location of the customer’s bill-to address, were as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
Americas	$27,618	$39,008	$35,689
EMEA	424	239	964
Asia Pacific	193	260	326
Total revenues	$28,235	$39,507	$36,979